Investment Strategy - Xtrackers Nifty 500 India ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Nifty 500 Index (“Underlying Index”). The Underlying Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India (the “NSE”) based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market. The Underlying Index was created and is maintained by NSE Indices Limited (“NSEI” or the “Index Provider”). The Underlying Index’s construction methodology and the Fund’s investment strategy for tracking the Underlying Index are summarized below.Underlying Index – Security Eligibility Criteria / Eligible Universe.To be considered for inclusion in the Underlying Index’s eligible universe, a company must be domiciled in India and traded (either listed and traded or not listed but permitted to trade) at the NSE. Certain types of equity securities are excluded from the Underlying Index, including stocks under suspension and stocks that fail to comply with the Listing Obligations and Disclosure Requirements of the Securities and Exchange Board of India (“SEBI”).In addition, a company and its equity securities must meet the following eligibility criteria:■A company should rank within the top 800 companies listed on the NSE based on both average daily turnover and average daily full market capitalization based on data for the previous six months. ■The “investable weight” of a company’s stock, essentially the free float percentage of a company’s shares (i.e., the percentage of a company’s shares that are actually available for trading on the market, the company’s“free float market capitalization”), should be at least 10%, or the six month average free float market capitalization of the stock should be at least 25% of the six month average full market capitalization of the smallest existing Underlying Index constituent. ■A company must be traded for at least 90% of the days during the previous six month period. ■A company’s shares must have an average “impact cost” not greater than 1% during the previous six month period. Impact cost is the cost attributable to a lack of market liquidity for a company’s shares (it does not refer to fixed transaction costs such as brokerage). ■A security is included in the Underlying Index if its rank based on full market capitalization is among top 350 securities listed on the NSE as ranked by full market capitalization. ■A security is included in the Underlying Index if its full market capitalization is 1.50 times full market capitalization of the smallest Underlying Index constituent based on full market capitalization. A security is excluded from the Underlying Index under the following circumstances:■The security’s rank based on full market capitalization or average turnover falls below the 800th position among all companies listed on the NSE, or the security otherwise fails to meet the Underlying Index’s minimum eligibility criteria. ■The security undergoes suspension or delisting or a “scheme of arrangement” (a court-approved agreement between a company and its shareholders or creditors, allowing for a significant restructuring of the company's affairs). For a newly listed security, eligibility criteria are checked based on the data for a one-month period rather than a six-month period.Underlying Index – Constituent Selection.To construct the Underlying Index, the Index Provider selects from Underlying Index’s eligible universe the top 500 companies based on six-month average daily full market capitalization. The Index Provider then weights the Underlying Index using the free-float market capitalization method, meaning the weight of each stock in the Underlying Index is determined by its free-float market capitalization (the percentage of shares that are readily available for trading in the market). This method gives more weight to companies with a higher proportion of publicly available shares, with each company’s weight in the Underlying Index being proportional to its free-float market capitalization.Underlying Index – Maintenance.The Underlying Index is reconstituted on semi-annual basis. The cut-off dates for each semi-annual reconstitution are January 31 and July 31 of each year, with changes taking effect on the last trading day of March and September.In addition to the Underlying Index’s scheduled semi-annual reconstitutions, reconstitutions may be undertaken under certain circumstances, including, for example, if an index constituent (i) undergoes merger, demerger, delisting or specific cases of capital restructuring; (ii) is suspended from trading or fails to comply with SEBI's Listing Obligations and Disclosure Requirements; or (iii) has an adverse regulatory finding or order issued against it.In addition to the above-described reconstitutions, the Underlying Index is screened on a quarterly basis for compliance with applicable portfolio concentration norms for equity ETFs/ Index Funds as announced by SEBI.The Fund’s Investment StrategyThe fund uses a representative sampling indexing strategy in seeking to track the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund may invest in depositary receipts, including American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and unsponsored depositary receipts.The fund may invest its remaining assets in other securities, including securities not in the Underlying Index, cash and cash equivalents, money market instruments, such as repurchase agreements or money market funds (including money market funds advised by the Advisor or its affiliates (subject to applicable limitations under the Investment Company Act of 1940, as amended, or exemptions therefrom), convertible securities and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index).As of June 30, 2025, the Underlying Index consisted of 500 securities, with an average market capitalization of approximately $9.68 billion and a minimum market capitalization of approximately $551.03 million. As of June 30, 2025, a significant percentage of the Underlying Index was comprised of issuers in the financials sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.As described above under “Underlying Index – Maintenance,” the Underlying Index is normally reconstituted on semi-annual basis. The cut-off dates for each semi-annual reconstitution are January 31 and July 31 of each year, with changes taking effect on the last trading day of March and September. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action or as otherwise described above) will also result in corresponding changes to the fund’s portfolio.The Underlying Index is sponsored by NSEI, which is independent of the fund and the fund’s investment advisor, DBX Advisors LLC (the “Advisor”). NSEI develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by NSEI, and NSEI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.This Prospectus and the fund’s Statement of Additional Information (“SAI”) have not been filed with SEBI, and SEBI will not in any manner vouch for the financial soundness of the fund, the Advisor or the fund’s portfolio managers, or for the adequacy of the statements made in this Prospectus and the SAI. The Advisor and the fund’s portfolio managers will not be registered with SEBI. Shares of the fund are not being offered to, and may not be sold to, acquired, transferred to or held by or for the benefit of, any “Person Resident in India” or any person who is a “Non-Resident Indian” or an “Overseas Citizen of India,” as such terms are defined under Indian law. By investing in the fund, shareholders are deemed to represent that their investment in the fund does not violate applicable Indian law and that they will notify the Advisor if they become aware that it does.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.